FINANCIAL RISK MANAGEMENT - Expected Maturity of Financial Assets and Liablities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 2,234	$ 2,389	$ 2,455
Accounts receivable	239	249
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	2,234	2,389
Accounts receivable	239	249
Derivative assets	3	2
Trade and other payables	1,059	1,084
Debt	6,456	7,989
Derivative liabilities	32	78
Other liabilities	511	216
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	2,234	2,389
Accounts receivable	239	249
Derivative assets	2	1
Trade and other payables	1,059	1,084
Debt	59	143
Derivative liabilities	30	51
Other liabilities	30	42
Liquidity risk | 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	1	1
Trade and other payables	0	0
Debt	311	533
Derivative liabilities	2	27
Other liabilities	231	51
Liquidity risk | 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	0	0
Trade and other payables	0	0
Debt	975	997
Derivative liabilities	0	0
Other liabilities	64	3
Liquidity risk | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	0	0
Trade and other payables	0	0
Debt	5,111	6,316
Derivative liabilities	0	0
Other liabilities	$ 186	$ 120